UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: July 31, 2011

Calamos Global Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (14.9%)
		Consumer Discretionary (4.9%)
1,200,000		Jaguar Land Rover, PLC* 7.750%, 05/15/18	$1,224,000
700,000		NetFlix, Inc.mu 8.500%, 11/15/17	794,500
2,000,000		Royal Caribbean Cruises, Ltd.µ 7.250%, 06/15/16	2,165,000
2,000,000		Service Corp. Internationalµ 7.500%, 04/01/27	1,950,000

			6,133,500

		Consumer Staples (1.7%)
395,000		Darling International, Inc. 8.500%, 12/15/18	436,969
8,700,000	NOK	Nestle Holdings, Inc. 3.375%, 02/08/16	1,649,579

			2,086,548

		Energy (2.0%)
4,000,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	800,579
		Frontier Oil Corp.
620,000		8.500%, 09/15/16	668,050
611,000		6.875%, 11/15/18	655,297
383,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	404,065

			2,527,991

		Financials (0.8%)
920,000		Leucadia National Corp.µ 8.125%, 09/15/15	1,016,600

		Health Care (0.6%)
750,000		Giant Funding Corp.*µ 8.250%, 02/01/18	793,125

		Industrials (2.9%)
1,172,000		Boart Longyear Management Pty.* 7.000%, 04/01/21	1,210,090
1,800,000		H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,867,500
410,000		SPX Corp.µ 7.625%, 12/15/14	457,150

			3,534,740

		Information Technology (0.6%)
652,000		Audatex North America, Inc.* 6.750%, 06/15/18	673,190

		Telecommunication Services (1.4%)
1,700,000		Frontier Communications Corp.~ 9.000%, 08/15/31	1,765,875

		TOTAL CORPORATE BONDS (Cost $17,612,941)	18,531,569

CONVERTIBLE BONDS (34.0%)
		Consumer Discretionary (1.1%)
4,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	573,614
915,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	791,475

			1,365,089

		Consumer Staples (2.4%)
1,450,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	1,527,937
1,275,000		Molson Coors Brewing Companyµ 2.500%, 07/30/13	1,404,094

			2,932,031

		Energy (4.5%)
600,000		Petrominerales, Ltd. 2.625%, 08/25/16	713,250
1,800,000		Subsea 7, SAµ 2.250%, 10/11/13	2,239,211
1,950,000	EUR	Technip, SA 0.500%, 01/01/16	2,680,988

			5,633,449

		Financials (1.5%)
700,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	786,625
700,000		Leucadia National Corp.µ 3.750%, 04/15/14	1,116,500

			1,903,125

		Health Care (6.0%)
2,000,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	2,355,000
1,750,000		Medtronic, Inc.µ 1.625%, 04/15/13	1,782,813
2,700,000		Shire, PLC 2.750%, 05/09/14	3,286,847

			7,424,660

		Information Technology (11.1%)
1,700,000	GBP	Autonomy Corp., PLCµ 3.250%, 03/04/15	3,128,155
2,718,000	EUR	Cap Gemini, SAµ 1.000%, 01/01/12	1,654,816
1,175,000		Intel Corp.µ 3.250%, 08/01/39	1,398,250

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

715,000		Linear Technology Corp.~ 3.000%, 05/01/27	$745,388
700,000		Microsoft Corp.*µ 0.000%, 06/15/13	727,125
660,000	EUR	Nexans, SA 1.500%, 01/01/13	801,486
1,300,000		SanDisk Corp.~ 1.500%, 08/15/17	1,407,250
1,305,000		Symantec Corp.µ 1.000%, 06/15/13	1,561,106
1,930,000		Xilinx, Inc. 2.625%, 06/15/17	2,388,375

			13,811,951

		Materials (7.4%)
600,000		Anglo American, PLCµ 4.000%, 05/07/14	1,062,496
1,300,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,507,025
2,800,000		Goldcorp, Inc.µ 2.000%, 08/01/14	3,510,500
2,300,000		Newmont Mining Corp.µ 1.625%, 07/15/17	3,179,750

			9,259,771

		TOTAL CONVERTIBLE BONDS (Cost $41,167,413)	42,330,076

U.S. GOVERNMENT AND AGENCY SECURITY (1.0%)
1,200,000		United States Treasury Note~ 0.875%, 01/31/12 (Cost $1,203,640)	1,204,126

SOVEREIGN BONDS (10.4%)
250,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	1,607,755
3,880,000	CAD	Government of Canada 2.000%, 06/01/16	4,062,457
930,000	NZD	Government of New Zealand 6.000%, 04/15/15	872,623
15,850,000	NOK	Kingdom of Norway 4.250%, 05/19/17	3,222,817
19,200,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	3,162,943

		TOTAL SOVEREIGN BONDS (Cost $11,960,482)	12,928,595

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (4.6%)
		Consumer Staples (0.6%)
7,500		Bunge, Ltd. 4.875%	754,687

		Energy (2.8%)
27,500		Apache Corp. 6.000%	1,791,350
1,200		Chesapeake Energy Corp.* 5.750%	1,659,000

			3,450,350

		Financials (0.6%)
9,300		MetLife, Inc. 5.000%	724,842

		Utilities (0.6%)
16,000		NextEra Energy, Inc. 7.000%	816,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,416,551)	5,745,879

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (0.6%)+*
		Health Care (0.6%)
8,300		Deutsche Bank, AG (Biogen) 8.000%, 12/13/11 (Cost $788,500)	797,713

NUMBER OF
SHARES			VALUE

COMMON STOCKS (54.7%)
		Consumer Discretionary (7.0%)
14,500	EUR	Adidas, AG	1,076,352
64,000	JPY	Nikon Corp.	1,501,977
66,500	CHF	Swatch Group, AG	6,191,092

			8,769,421

		Consumer Staples (9.0%)
49,000		Coca-Cola Companyµ	3,332,490
31,000	EUR	Danone, SA	2,210,135
55,000	CHF	Nestlé, SAµ	3,503,587
41,500		Wal-Mart Stores, Inc.µ	2,187,465

			11,233,677

		Energy (2.7%)
1,100,000	HKD	PetroChina Company, Ltd. - Class H	1,569,568
20,000		Schlumberger, Ltd.µ	1,807,400

			3,376,968

		Financials (0.7%)
8,300		Affiliated Managers Group, Inc.#	865,939
1,680		American International Group, Inc.#	48,216

			914,155

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Health Care (8.2%)
30,000		Covidien, PLC	$1,523,700
48,500		Johnson & Johnsonµ	3,142,315
16,500		Medtronic, Inc.µ	594,825
40,000	DKK	Novo Nordisk, A/S - Class Bµ	4,892,835

			10,153,675

		Industrials (3.1%)
52,000		General Electric Companyµ	931,320
22,400	EUR	Siemens, AGµ	2,862,860

			3,794,180

		Information Technology (20.2%)
48,500		Applied Materials, Inc.µ	597,520
728,000	GBP	ARM Holdings, PLCµ	6,941,561
117,000	GBP	Autonomy Corp., PLCµ#	3,219,711
37,000	JPY	Canon, Inc.	1,783,825
17,500		Check Point Software Technologies, Ltd.#	1,008,875
130,000		Dell, Inc.µ#	2,111,200
50,400	TWD	HTC Corp.	1,499,272
54,000		Microsoft Corp.µ	1,479,600
7,500	JPY	Nintendo Company, Ltd.	1,189,399
175,000	EUR	NOKia, OYJµ	1,017,641
35,000		QUALCOMM, Inc.µ	1,917,300
38,600	EUR	SAP, AGµ	2,413,356

			25,179,260

		Materials (2.5%)
64,200		Barrick Gold Corp.µ	3,053,994

		Telecommunication Services (1.3%)
225	JPY	KDDI Corp.	1,671,928

		TOTAL COMMON STOCKS (Cost $68,602,662)	68,147,258

SHORT TERM INVESTMENT (4.0%)
5,004,517		Fidelity Prime Money Market Fund - Institutional Class (Cost $5,004,517)	5,004,517

TOTAL INVESTMENTS (124.2%) (Cost $151,756,706)			154,689,733

LIABILITIES, LESS OTHER ASSETS (-24.2%)			(30,105,661)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$124,584,072

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $9,050,183 or 7.3% of net assets applicable to common shareholders.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $68,800,755.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $4,931,986.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$12,000,000	$(614,510)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	8,000,000	(102,315)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	7,000,000	(126,759)

					$(843,584)

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

CURRENCY EXPOSURE JULY 31, 2011 (UNAUDITED)
	Value	% of Total Investments

US Dollar	$86,926,822	56.2%

European Monetary Unit	14,717,634	9.5%

British Pound Sterling	13,289,427	8.6%

Swiss Franc	9,694,679	6.3%

Japanese Yen	6,147,129	4.0%

Norwegian Krone	5,672,975	3.7%

Danish Krone	4,892,835	3.1%

Canadian Dollar	4,062,457	2.6%

Swedish Krona	3,162,943	2.0%

Hong Kong Dollar	2,143,182	1.4%

Brazilian Real	1,607,755	1.0%

New Taiwanese Dollar	1,499,272	1.0%

New Zealand Dollar	872,623	0.6%

Total Investments	$154,689,733	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:

Cost basis of investments	$152,087,025

Gross unrealized appreciation	11,691,276
Gross unrealized depreciation	(9,088,568)

Net unrealized appreciation (depreciation)	$2,602,708

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $59,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2011, the average borrowings under the Agreement and the average interest rate were $30,000,000 and 1.11%, respectively. As of July 31, 2011, the amount of such outstanding borrowings was $30,000,000. The interest rate applicable to the borrowings on July 31, 2011 was 0.90%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows

Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward foreign currency contract.

NOTE 6 – FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no significant transfers between levels occurred during the period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Global Total Return Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$18,531,569	$—	$18,531,569
Convertible Bonds		42,330,076		$42,330,076
U.S. Government and Agency Securities		1,204,126		$1,204,126
Sovereign Bonds		12,928,595		$12,928,595
Convertible Preferred Stocks	3,332,192	2,413,687		$5,745,879
Structured Equity-Linked Securities		797,713		$797,713
Common Stocks	24,602,159	43,545,099		$68,147,258
Short Term Investment	5,004,517			$5,004,517

Total	$32,938,868	$121,750,865	$—	$154,689,733

Liabilities:
Interest Rate Swaps		843,584		$843,584

Total	$—	$843,584	$—	$843,584

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund
By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr. Title: Principal Executive Officer
Date: September 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund
By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr. Title: Principal Executive Officer
Date: September 19, 2011

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt Title: Principal Financial Officer
Date: September 19, 2011